Regulatory Matters - Summary of Risk-Based Capital Amounts and Ratios for S&T and S&T Bank (Parenthetical) (Detail)	Dec. 31, 2013
Banking and Thrift [Abstract]
Minimum requirement for most highly-rated financial institutions	3.00%